Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenue	$ 41,460	$ 33,328	$ 141,841	$ 116,085	$ 88,315
Cost of revenue	11,339	9,876	41,809	36,821	28,673
Gross profit	30,121	23,452	100,032	79,264	59,642
Operating expenses
Research and development	5,149	3,530	17,663	14,461	12,844
Sales and marketing	21,463	13,121	65,187	51,224	46,971
General and administrative	6,456	4,691	19,756	15,806	11,187
Restructuring				1,203
Total operating expenses	33,068	21,342	102,606	82,694	71,002
(Loss) income from operations	(2,947)	2,110	(2,574)	(3,430)	(11,360)
Other income (expense)
Interest income	67	17	74	62	86
Interest expense	(107)	(177)	(690)	(703)	(542)
Foreign exchange income (expense)	4,096	(3,841)	811	4,508	(5,055)
Total other income (expense), net	4,056	(4,001)	195	3,867	(5,511)
(Loss) income before income taxes	1,109	(1,891)	(2,379)	437	(16,871)
Provision for income taxes	865	358	865	152	19
Net (loss) income	244	(2,249)	(3,244)	285	(16,890)
Reconciliation of net (loss) income to net (loss) income applicable to ordinary shareholders:
Net (loss) income	244	(2,249)	(3,244)	285	(16,890)
Net (loss) income applicable to participating securities				80
Net (loss) income applicable to ordinary shareholders-basic	244	(2,249)	(3,244)	205	(16,890)
Net (loss) income	244	(2,249)	(3,244)	285	(16,890)
Net (loss) income applicable to participating securities				75
Net (loss) income applicable to ordinary shareholders-diluted	244	(2,249)	$ (3,244)	$ 210	$ (16,890)
Net income (loss) available to ordinary shareholders - basic and diluted	$ 244	$ (2,249)
Net (loss) income per share applicable to ordinary shareholders:
Basic	$ 0.00	$ (0.07)	$ (0.08)	$ 0.01	$ (0.53)
Diluted	$ 0.00	$ (0.07)	$ (0.08)	$ 0.01	$ (0.53)
Denominator:
Basic	54,287	33,066	40,826	32,354	31,719
Diluted	57,655	33,066	40,826	36,075	31,719